Condensed Consolidated Interim Balance Sheets (Current Period Unaudited) - CAD ($)	Jun. 30, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 1,292,042	$ 1,212,778
Accounts and grants receivable	1,188,781	973,852
Prepaid and other receivables	107,184	168,932
Total current assets	2,588,007	2,355,562
Non-Current Assets
Property and equipment	19,156	23,685
Right-of-use asset	0	16,788
TOTAL ASSETS	2,607,163	2,396,035
Current Liabilities
Accounts payable	101,839	82,125
Accrued liabilities	111,112	138,715
Contract liability	262,072	218,566
Lease obligation	0	19,600
Total current liabilities	475,023	459,006
Non-current Liabilities
Loans payable	80,000	70,000
Total non-current liabilities	80,000	70,000
TOTAL LIABILITIES	555,023	529,006
Equity
Share capital	21,914,722	21,914,722
Share-based payment reserve	4,073,956	4,072,176
Accumulated other comprehensive income	(457,317)	(352,764)
Deficit	(23,479,221)	(23,767,105)
TOTAL EQUITY	2,052,140	1,867,029
TOTAL EQUITY AND LIABILITIES	$ 2,607,163	$ 2,396,035